Hartford Global Equity Income Fund (formerly The Hartford Global Research Fund)

Summary Prospectus

Hartford Funds

March 1, 2015

Class	Ticker
A	HLEAX
B	HLEBX
C	HLECX
I	HLEJX
R3	HLERX
R4	HLESX
R5	HLETX
Y	HLEYX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus and other information about the Fund, including the Fund’s daily net asset value, online at www.hartfordfunds.com/prospectuses.html.  You can also get this information at no cost by calling 1-888-843-7824 or request a copy of the prospectus by sending an e-mail to orders@mysummaryprospectus.com.  The Fund’s prospectus dated March 1, 2015 and statement of additional information dated March 1, 2015, along with the financial statements included in the Fund’s most recent annual report to shareholders dated October 31, 2014 are incorporated by reference into this summary prospectus.  The Fund’s statement of additional information, annual report and semi-annual report may be obtained, free of charge, in the same manner as the Fund’s prospectus.

Investment Objective:

The Fund seeks a high level of current income consistent with growth of capital.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 28 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 156 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I, R3, R4, R5 and Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees(2)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None	None
Total other expenses	0.53%	0.73%	0.52%	0.38%	0.48%	0.41%	0.34%	0.08%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%	None
Other expenses	0.53%	0.73%	0.52%	0.38%	0.28%	0.26%	0.24%	0.08%
Total annual fund operating expenses	1.53%	2.48%	2.27%	1.13%	1.73%	1.41%	1.09%	0.83%
Fee waiver and/or expense reimbursement(3)	0.28%	0.48%	0.27%	0.13%	0.28%	0.26%	0.24%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.25%	2.00%	2.00%	1.00%	1.45%	1.15%	0.85%	0.80%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Management fees have been restated to reflect current fees.

(3)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.80% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior

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to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$981	$1,313	$2,251
B	$703	$1,027	$1,477	$2,545
C	$303	$683	$1,191	$2,584
I	$102	$346	$610	$1,363
R3	$148	$518	$912	$2,018
R4	$117	$421	$746	$1,668
R5	$87	$323	$578	$1,307
Y	$82	$262	$458	$1,023

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$981	$1,313	$2,251
B	$203	$727	$1,277	$2,545
C	$203	$683	$1,191	$2,584
I	$102	$346	$610	$1,363
R3	$148	$518	$912	$2,018
R4	$117	$421	$746	$1,668
R5	$87	$323	$578	$1,307
Y	$82	$262	$458	$1,023

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.  Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.  The Fund seeks to achieve its investment objective by investing primarily in equity securities of dividend-paying companies with market capitalizations above $2 billion.  The Fund’s investment approach is based on the sub-adviser’s, Wellington Management Company LLP (“Wellington Management”), fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion

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that have below average estimated price-to-earnings ratios.  Wellington Management uses a contrarian investment approach focused on longer-term fundamentals to create a portfolio of investments with an above-market projected total return that are trading at a discount to the market.  To assess total return potential, Wellington Management intensively analyzes a company’s prospects against its valuation and in so doing focuses on the dividend yield and price/earnings ratio that Wellington Management believes the stock should command in the marketplace.  Portfolio construction is driven primarily by security selection, and the key stock selection criterion is total return potential, which is a combination of earnings growth and dividend yield.  Within the strategy, the contribution to total return from dividends is given added weight.

Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States.  Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency.  The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

In analyzing a prospective investment, Wellington Management utilizes what is sometimes referred to as a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale.  Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.  Wellington Management may favor certain industries at times based upon the relative attractiveness of stocks within those industries, macroeconomic factors, or the availability of stocks at attractive prices.

MAIN RISKS.  The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its investment objective.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s statutory prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the

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activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Value Orientation Risk - Using a value orientation to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.  Also, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

Active Trading Risk -  Active trading could increase the Fund’s transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described in the Fund’s statutory prospectus.

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PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Reflect the Fund’s performance when the Fund pursued a different investment objective and investment strategy prior to June 1, 2014

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest     22.89% (2nd quarter, 2009)   Lowest  -19.75% (3rd quarter, 2011)

Please see the “Related Composite Performance” section in the Fund’s statutory prospectus for performance information for other accounts managed by Wellington Management with investment objectives and strategies substantially similar to those of the Fund.

AVERAGE ANNUAL TOTAL RETURNS. The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

For more information regarding returns see the “Performance Notes” section in the Fund’s statutory prospectus.  Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant

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to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2014
(including sales charges)

			Lifetime
Share Classes	1 Year	5 Years	(since 02/29/08)
Class A - Return Before Taxes	-3.14%	8.72%	4.34%
- After Taxes on Distributions	-4.34%	7.71%	3.61%
- After Taxes on Distributions and Sale of Fund Shares	-0.87%	6.90%	3.41%
Share Classes (Return Before Taxes)
Class B	-3.14%	8.87%	4.43%
Class C	0.77%	9.17%	4.45%
Class I	2.69%	10.28%	5.50%
Class R3	2.26%	9.74%	4.96%
Class R4	2.57%	10.08%	5.26%
Class R5	2.78%	10.40%	5.56%
Class Y	2.93%	10.47%	5.63%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	4.71%	9.74%	4.60%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Ian R. Link, CFA	Senior Managing Director and Equity Portfolio Manager	2014

John R. Ryan, CFA	Senior Managing Director and Equity Portfolio Manager	2014

W. Michael Reckmeyer, III, CFA	Senior Managing Director and Equity Portfolio Manager	2014

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PURCHASE AND SALE OF FUND SHARES.  Not all share classes are available for all investors.  Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A, Class C and Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered primarily through advisory fee-based wrap programs	$50

Class B	Closed to new investments	N/A

Class R3, Class R4 and Class R5	No minimum initial investment Offered primarily to employer-sponsored retirement plans	None

Class Y	$250,000 Offered primarily to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s statutory prospectus.

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 to request to sell your shares.  For overnight mail, please send the request to Hartford Funds, 30 Dan Road, Suite 55022, Canton, MA 02021-2809.

TAX INFORMATION.  The Fund’s distributions are generally taxable, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

MFSUM-GEI_030115
March 1, 2015

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